ISSUANCE OF DEBT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Banco Supervielle S.A.
ISSUANCE OF DEBT SECURITIES
Summary of Outstanding obligations

Class	Issue Date	Maturity Date	Annual Interest Rate	12/31/2022	12/31/2021
Banco Supervielle Class E	02/14/2018	02/14/2023	Badlar + Spread 4.05%	561,409	2,063,327
Total				561,409	2,063,327